STOCK OPTIONS AND WARRANTS (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term						3 years 73 days		2 years 219 days	0 years
Share-based Payment Arrangement, Noncash Expense						$ 596,390	$ 0	$ 69,787	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)						67,956		3,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						70,412		20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 3.60			$ 3.60
Warrants and Rights Outstanding, Term			5 years			5 years
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition			$ 214,915	$ 381,475				$ 69,787
Adjustments to Additional Paid in Capital, Warrant Issued						$ 47,293
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			10,800			10,800
Convertible Debt [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Number of Units (in Shares)						430,017
Class of Warrant or Right, Granted (in Shares)						430,017
Unite, Exercise Price (in Dollars per share)						$ 5.00
Unit, Description						one share of common, and a warrant to purchase one share of common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 6.00			$ 6.00
Warrants and Rights Outstanding, Term			5 years			5 years
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition						$ 767,160
Adjustments to Additional Paid in Capital, Warrant Issued						882,629
Restricted Stock [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense			$ 55,008			$ 320,971		17,750
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 1,731,179
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)								20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								Shares issued to employees vest monthly over 1 year on the anniversary dates of their grant
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)						57,895		3,333
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			101,109			$ 101,109
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						69,912
Restricted Stock Units (RSUs) [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 100,000
2019 Plan [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						$ 4.02		$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						3 years 73 days		2 years 219 days
Share-based Payment Arrangement, Noncash Expense			211,165		$ 0	$ 592,640	$ 0	$ 69,787
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								2 years 219 days
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 1,628,929
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)	1,268,948
Share-based Compensation Arrangement by Share-based Payment Award, Description	Plan automatically increases on January 1st of each year, in an amount equal to six percent (6%) of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 1,588,498			$ 1,588,498
2019 Plan [Member] | Minimum [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		3 years
2019 Plan [Member] | Maximum [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		10 years